Project debt, Repayment schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Repayment schedule [Abstract]
Project debt	$ 5,475,208	$ 5,330,467	$ 5,470,669
2018 [Member]
Repayment schedule [Abstract]
Interest repayment	21,612
Nominal repayment	224,679
2019 [Member]
Repayment schedule [Abstract]
Project debt	246,471
2020 [Member]
Repayment schedule [Abstract]
Project debt	265,002
2021 [Member]
Repayment schedule [Abstract]
Project debt	280,303
2022 [Member]
Repayment schedule [Abstract]
Project debt	313,559
Subsequent Years [Member]
Repayment schedule [Abstract]
Project debt	$ 4,123,582